Trade And Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of carrying amount and value in use of investments in associates and joint ventures [abstract]
Trade payables	€ 4,761	€ 5,519	€ 4,263
Accruals for invoices to be received	10,804	14,800	7,393
Total trade payables	15,565	20,319	11,656
Social security	852	753	561
Payroll payables	5,705	4,654	4,194
Other liabilities	5	12	1
Total other payables	6,562	5,419	4,756
Total trade and other payables	€ 22,127	€ 25,738	€ 16,412